Financial Instruments (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 USD ($)
NTD [Member] | Financial liabilities [Member]
Foreign currency	$ 922,148	$ 780,899	$ 943,995
Exchange rate	30.715	29.76	32.25
Functional currency	$ 30,023	$ 26,240	$ 29,271
NTD [Member] | Financial assets [Member]
Foreign currency	$ 205,394	$ 159,194	$ 159,824
Exchange rate	30.715	29.76	32.25
Functional currency	$ 6,687	$ 5,349	$ 4,956
CNY [Member] | Financial assets [Member]
Foreign currency	$ 33,590	$ 32,330	$ 31,240
Exchange rate	6.8681	6.52	6.99
Functional currency	$ 4,891	$ 4,959	$ 4,470